SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation (Details)	Aug. 01, 2017	Jun. 01, 2017	Jan. 31, 2016	Jan. 01, 2016
Portland Natural Gas Transmission System
Acquisitions
Ownership interest (as a percent)			49.90%
Iroquois
Acquisitions
Ownership interest (as a percent)	49.34%	49.34%
Portland Natural Gas Transmission System
Acquisitions
Ownership interest (as a percent)		11.81%		49.90%
Interest acquired by Partnership (as a percent)		61.71%